Leases - Summary of Right of Use Assets and Lease Liabilities and the Movements (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about lease liabilities [line items]
Balance at beginning of period	₽ 39,940	₽ 14,579
Additions	52,373	20,649
Remeasurement and modification	(5,345)	11,667
Disposals	(5,509)	(465)
Depreciation expense	(12,673)	(6,488)
Other movements	(15)
Exchange and translation differences	(332)	(2)
Balance at End of Period	68,439	39,940
Lease liabilities [member]
Disclosure of quantitative information about lease liabilities [line items]
Beginning balance	42,467	15,490
Additions	50,860	20,440
Remeasurement and modification	(5,522)	11,490
Disposals	(4,996)	(508)
Interest expense	8,006	2,856
Other movements	(1)
Exchange and translation differences	(319)	(4)
Payments	(16,000)	(7,297)
Ending Balance	74,495	42,467
Office and IT facilities [member]
Disclosure of quantitative information about lease liabilities [line items]
Balance at beginning of period	6,471	3,024
Additions	10,508	2,845
Remeasurement and modification	(410)	2,190
Disposals	(3,850)	(80)
Depreciation expense	(3,676)	(1,508)
Balance at End of Period	9,043	6,471
Warehouse facilities [member]
Disclosure of quantitative information about lease liabilities [line items]
Balance at beginning of period	30,445	8,938
Additions	40,617	15,935
Remeasurement and modification	(4,948)	9,379
Disposals	(1,529)	(126)
Depreciation expense	(7,244)	(3,679)
Other movements	(15)
Exchange and translation differences	(332)	(2)
Balance at End of Period	56,994	30,445
Pick up points [member]
Disclosure of quantitative information about lease liabilities [line items]
Balance at beginning of period	942	1,671
Additions	42	150
Remeasurement and modification	13	110
Disposals	(110)	(259)
Depreciation expense	(673)	(730)
Balance at End of Period	214	942
Vehicles [member]
Disclosure of quantitative information about lease liabilities [line items]
Balance at beginning of period	2,082	946
Additions	1,206	1,719
Remeasurement and modification	0	(12)
Disposals	(20)
Depreciation expense	(1,080)	(571)
Balance at End of Period	₽ 2,188	₽ 2,082